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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2003
                                                ------------------
Check here if Amendment [ ];        Amendment Number:
                                                     ------
     This Amendment (Check only one.):        [   ] is a restatement.
                                              [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             FENIMORE ASSET MANAGEMENT, INC.
                  ------------------------------------
Address:          384 NORTH GRAND STREET, P.O. BOX 310
                  ------------------------------------
                  COBLESKILL, NY 12043
                  ------------------------------------

Form 13F File Number:    28-3130
                         -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    JOSEPH A. BUCCI
         -----------------------------------------------------------
Title:   CONTROLLER
         -----------------------------------------------------------
Phone:   518-234-4393
         -----------------------------------------------------------


Signature, Place, and Date of Signing:

     /s/ JOSEPH A. BUCCI             COBLESKILL, NY       January 16, 2003
    ----------------------------    -------------------- -----------------
    [Signature]                     [City, State]                  [Date]

Report Type       (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                              Form 13F SUMMARY PAGE


 Report Summary:

 Number of Other Included Managers:                  0
                                          --------------------------
 Form 13F Information Table Entry Total:            61
                                          --------------------------
 Form 13F Information Table Value Total:          1,129,068
                                           --------------------------
                                            (thousands)

 List of Other Included Managers:

     NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Allied Capital Corp.           COM              01903Q108    45397  1628294 SH       SOLE                  1628294
American Express Co.           COM              025816109     2976    61695 SH       SOLE                    61695
American Power Conv            COM              029066107    20971   855960 SH       SOLE                   855960
Bank of New York Co Inc        COM              064057102      219     6600 SH       SOLE                     6600
Banknorth Group, Inc.          COM              06646R107    23659   727290 SH       SOLE                   727290
Berkshire Hathaway A           COM              084670108    27466      326 SH       SOLE                      326
Berkshire Hathaway B           COM              084670207     9084     3227 SH       SOLE                     3227
Brown & Brown Inc.             COM              115236101    39859  1222290 SH       SOLE                  1222290
CSS Industries Inc             COM              125906107    11676   376531 SH       SOLE                   376531
Cato Corp                      COM              149205106    18364   895790 SH       SOLE                   895790
Commonwealth Tel.              COM              203349105    30410   805555 SH       SOLE                   805555
Conmed Corp                    COM              207410101      447    18786 SH       SOLE                    18786
Cotton Sts Life Ins Co         COM              221774102      240    12187 SH       SOLE                    12187
Courier Corp                   COM              222660102     2946    76575 SH       SOLE                    76575
Ethan Allen Interiors          COM              297602104    35726   853045 SH       SOLE                   853045
Federated Investors            COM              314211103    21262   724186 SH       SOLE                   724186
Florida Rock Industries        COM              341140101     1245    22701 SH       SOLE                    22701
Franklin Resources             COM              354613101     5331   102394 SH       SOLE                   102394
General Electric Co            COM              369604103      575    18545 SH       SOLE                    18545
H&R Block Inc.                 COM              093671105     1329    24000 SH       SOLE                    24000
Hickory Tech Corp              COM              429060106    10678   930948 SH       SOLE                   930948
Hudson River Bancorp           COM              444128102      546    14000 SH       SOLE                    14000
Idex Corporation               COM              45167R104    37256   895799 SH       SOLE                   895799
Int'l Speedway                 COM              460335201    37083   834447 SH       SOLE                   834447
John Wiley & Sons              COM              968223206    26846  1031358 SH       SOLE                  1031358
Jones Apparel Group            COM              480074103    23085   655255 SH       SOLE                   655255
Kaydon Corp                    COM              486587108    41480  1605269 SH       SOLE                  1605269
Lincare Holdings Inc           COM              532791100     4783   159000 SH       SOLE                   159000
Littelfuse Inc.                COM              537008104    21168   734505 SH       SOLE                   734505
Liz Claiborne                  COM              539320101    18082   509921 SH       SOLE                   509921
M & T Bank Corp                COM              55261F104    17107   174028 SH       SOLE                   174028
Markel Corp                    COM              570535104    23972    94562 SH       SOLE                    94562
Martin Marietta Mat            COM              573284106    29441   626803 SH       SOLE                   626803
McGrath Rentcorp               COM              580589109     2683    98451 SH       SOLE                    98451
Meredith Corp                  COM              589433101    16896   346150 SH       SOLE                   346150
Mocon Inc Com                  COM              607494101      300    37205 SH       SOLE                    37205
NBT Bancorp Inc.               COM              628778102      445    20736 SH       SOLE                    20736
New England Bus                COM              643872104    32669  1107407 SH       SOLE                  1107407
North Fork Bancorp             COM              659424105    18063   446325 SH       SOLE                   446325
Outback Steakhouse             COM              689899102    24717   559075 SH       SOLE                   559075
Pfizer Inc Com                 COM              717081103      342     9671 SH       SOLE                     9671
Protective Life Corp.          COM              743674103    39877  1178389 SH       SOLE                  1178389
Renal Care Group Inc.          COM              759930100    20724   503000 SH       SOLE                   503000
Reynolds & Reynolds            COM              761695105    39185  1348880 SH       SOLE                  1348880
Ross Stores Inc.               COM              778296103    27718  1047555 SH       SOLE                  1047555
SCP Pool Corporation           COM              784028102    22362   684283 SH       SOLE                   684283
Servicemaster Co.              COM              81760N109    18119  1555254 SH       SOLE                  1555254
SouthTrust Corporation         COM              844730101    17570   536657 SH       SOLE                   536657
TCF Financial                  COM              872275102    11285   219776 SH       SOLE                   219776
Tennant Co.                    COM              880345103    26939   622155 SH       SOLE                   622155
Trustco Bank Corp              COM              898349105     5887   447644 SH       SOLE                   447644
US Bancorp                     COM              902973304      241     8094 SH       SOLE                     8094
Vulcan Materials               COM              929160109    33803   710605 SH       SOLE                   710605
Waddell & Reed Finl            COM              930059100     4373   186409 SH       SOLE                   186409
Watson Pharmaceuticals         COM              942683103    25581   556113 SH       SOLE                   556113
White Mtns Insurance           COM              G9618E107    86169   187344 SH       SOLE                   187344
Whole Foods Mkt Inc.           COM              966837106     3427    51050 SH       SOLE                    51050
Yankee Candle Co               COM              984757104     1272    46551 SH       SOLE                    46551
Yum Brands                     COM              988498101    34808  1011855 SH       SOLE                  1011855
Zebra Technologies A           COM              989207105    21650   326209 SH       SOLE                   326209
Six Flags Inc Pref             PFD              83001p505     1257    54900 SH       SOLE                    54900